000 B000000 11/30/97
000 C000000 0000887194
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 LORD ABBETT RESEARCH FUND, INC.
001 B000000 811-6650
001 C000000 2128481870
002 A000000 767 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10153
002 D020000 0101
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  3
007 C010100  1
007 C020100 LORD ABBETT RESEARCH FUND,INC.-LARGE CAP SRS
007 C030100 N
007 C010200  2
007 C020200 LORD ABBETT RESEARCH FUND,INC.-MID-CAP SERIES
007 C030200 N
007 C010300  3
007 C020300 LORD ABBETT RESEARCH FUND,INC.-SMALL CAP SRS
007 C030300 N
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
011 A00AA01 LORD ABBETT DISTRIBUTOR LLC
011 B00AA01 8-216
011 C01AA01 NEW YORK
011 C02AA01 NY
011 C03AA01 10153
011 C04AA01 0101
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   31
019 C00AA00 LORDABBETT
020 A000001 C.L. KING & ASSOCIATED, INC.
020 B000001 13-2700327
020 C000001     77
020 A000002 CLEARY, GULL, REILAND & MCDEVITT, INC.
020 B000002 39-1567700
020 C000002     56
020 A000003 MCDONALD & COMPANY SECURITIES, INC.
020 B000003 34-0642435
020 C000003     55
020 A000004 WESTPORT RESOURCES INVESTMENT SERVICES, INC.
020 B000004 22-2955076
020 C000004     38
020 A000005 MIDWEST RESOURCES SECURITIES CORP.
020 B000005 39-1605225
020 C000005     37
020 A000006 JEFFERIES & CO. INC.
020 B000006 95-2622900
020 C000006     37
020 A000007 SOUNDVIEW FINANCIAL GROUP, INC.
020 B000007 13-2998183
020 C000007     35
020 A000008 INSTINET CORP.
020 B000008 13-3443395
020 C000008     32
020 A000009 INGALLS & SNYDER LLC
020 B000009 13-5156620
020 C000009     27
020 A000010 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
020 B000010 13-5674085
020 C000010     27
021  000000      852
022 A000001 FORD MOTOR CREDIT CO.
022 B000001 38-1612444
022 C000001    515154
022 D000001    497854
022 A000002 GENERAL ELECTRIC CAPITAL CORP.
022 B000002 13-1500700
022 C000002    377870
022 D000002    376070
022 A000003 AMERICAN EXPRESS CREDIT CORP.
022 B000003 11-1988350
022 C000003    259140
022 D000003    244140
022 A000004 PRUDENTIAL FUNDING CO.
022 B000004 22-2231168
022 C000004    203420
022 D000004    184420
022 A000005 AMERICAN GENERAL FINANCE CORP.
022 B000005 13-3553648
022 C000005     88000
022 D000005     88000
022 A000006 CHEVRON OIL FINANCE CO.
022 B000006 25-1215010
022 C000006     36380
022 D000006     36380
022 A000007 EVEREN SECURITIES, INC.
022 B000007 34-1542819
022 C000007     34989
022 D000007     34989
022 A000008 DEAN WITTER REYNOLDS INC.
022 B000008 94-1671384
022 C000008     23981
022 D000008     18985
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000    1541235
023 D000000    1483139
062 A00AA00 N
062 B00AA00   0.0
062 C00AA00   0.0
062 D00AA00   0.0
062 E00AA00   0.0
062 F00AA00   0.0
062 G00AA00   0.0
062 H00AA00   0.0
062 I00AA00   0.0
062 J00AA00   0.0
062 K00AA00   0.0
062 L00AA00   0.0
062 M00AA00   0.0
062 N00AA00   0.0
062 O00AA00   0.0
062 P00AA00   0.0
062 Q00AA00   0.0
062 R00AA00   0.0
077 A000000 Y
077 B000000 Y
080 A00AA00 ICI MUTUAL INSURANCE INC.
080 C00AA00    15000
081 A00AA00 Y
081 B00AA00  28
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 Y
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
028 A010100      3436
028 A020100         0
028 A030100         0
028 A040100       235
028 B010100      5247
028 B020100        52
028 B030100         0
028 B040100       674
028 C010100      4113
028 C020100         0
028 C030100         0
028 C040100       881
028 D010100      3957
028 D020100         0
028 D030100         0
028 D040100       483
028 E010100      4820
028 E020100         0
028 E030100         0
028 E040100       933
028 F010100      4253
028 F020100         0
028 F030100         0
028 F040100       481
028 G010100     25826
028 G020100        52
028 G030100         0
028 G040100      3687
028 H000100     19188
029  000100 Y
030 A000100   1006
030 B000100  5.75
030 C000100  0.00
031 A000100    141
031 B000100      0
032  000100    865
033  000100      0
034  000100 Y
035  000100      1
036 A000100 Y
036 B000100      0
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100 100
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100   0
043  000100    211
044  000100      0
071 A000100     53621
071 B000100     13202
071 C000100     42851
071 D000100   31
072 A000100 12
072 B000100      100
072 C000100      772
072 D000100        0
072 E000100        0
072 F000100      334
072 G000100        0
072 H000100        0
072 I000100       57
072 J000100        0
072 K000100        0
072 L000100       17
072 M000100        0
072 N000100       85
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       20
072 S000100        0
072 T000100      211
072 U000100        1
072 V000100        0
072 W000100       63
072 X000100      788
072 Y000100        0
072 Z000100       84
072AA000100     2773
072BB000100      287
072CC010100     4973
072CC020100        0
072DD010100      157
072DD020100        8
072EE000100     1304
073 A010100   0.1240
073 A020100   0.0210
073 B000100   0.9500
073 C000100   0.0000
074 A000100      256
074 B000100        0
074 C000100     2400
074 D000100        0
074 E000100        0
074 F000100    69380
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100        0
074 K000100        0
074 L000100      599
074 M000100        5
074 N000100    72640
074 O000100     2788
074 P000100        0
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100       55
074 S000100        0
074 T000100    69797
074 U010100     2443
074 U020100      957
074 V010100    20.08
074 V020100    20.00
074 W000100   0.0000
074 X000100     5198
074 Y000100        0
075 A000100        0
075 B000100    45075
076  000100     0.00
028 A010200         0
028 A020200         0
028 A030200         0
028 A040200         0
028 B010200         6
028 B020200         0
028 B030200         0
028 B040200        76
028 C010200        57
028 C020200         0
028 C030200         0
028 C040200        35
028 D010200         3
028 D020200         0
028 D030200         0
028 D040200         9
028 E010200        95
028 E020200         0
028 E030200         0
028 E040200        22
028 F010200        44
028 F020200         0
028 F030200         0
028 F040200         0
028 G010200       205
028 G020200         0
028 G030200         0
028 G040200       142
028 H000200         0
071 A000200       743
071 B000200       910
071 C000200      1417
071 D000200   52
072 A000200  6
072 B000200        0
072 C000200       24
072 D000200        0
072 E000200        0
072 F000200       11
072 G000200        0
072 H000200        0
072 I000200        2
072 J000200        0
072 K000200        0
072 L000200        1
072 M000200        0
072 N000200        3
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200        4
072 S000200        1
072 T000200        0
072 U000200        0
072 V000200        0
072 W000200        1
072 X000200       23
072 Y000200       23
072 Z000200       24
072AA000200      231
072BB000200       19
072CC010200      125
072CC020200        0
072DD010200       32
072DD020200        0
072EE000200        0
073 A010200   0.2800
073 A020200   0.0000
073 B000200   0.0000
073 C000200   0.0000
074 A000200      109
074 B000200        0
074 C000200        0
074 D000200        0
074 E000200        0
074 F000200     1619
074 G000200        0
074 H000200        0
074 I000200        0
074 J000200        0
074 K000200        0
074 L000200        3
074 M000200        0
074 N000200     1731
074 O000200       47
074 P000200        0
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200       11
074 S000200        0
074 T000200     1673
074 U010200      103
074 U020200        0
074 V010200    16.18
074 V020200     0.00
074 W000200   0.0000
074 X000200       59
074 Y000200        0
075 A000200        0
075 B000200     1446
076  000200     0.00
028 A010300     27754
028 A020300         0
028 A030300         0
028 A040300       570
028 B010300     41173
028 B020300         0
028 B030300         0
028 B040300      1169
028 C010300     54264
028 C020300         0
028 C030300         0
028 C040300      2927
028 D010300     96885
028 D020300         0
028 D030300         0
028 D040300      1202
028 E010300     88172
028 E020300         0
028 E030300         0
028 E040300      6426
028 F010300     42382
028 F020300         0
028 F030300         0
028 F040300      3149
028 G010300    350630
028 G020300         0
028 G030300         0
028 G040300     15443
028 H000300    155070
029  000300 Y
030 A000300   7021
030 B000300  5.75
030 C000300  0.00
031 A000300    994
031 B000300      0
032  000300   6027
033  000300      0
034  000300 Y
035  000300      6
036 A000300 Y
036 B000300      0
042 A000300   0
042 B000300   0
042 C000300   0
042 D000300 100
042 E000300   0
042 F000300   0
042 G000300   0
042 H000300   0
043  000300    911
044  000300      0
071 A000300    326603
071 B000300     52978
071 C000300    218486
071 D000300   24
072 A000300 12
072 B000300      854
072 C000300     1077
072 D000300        0
072 E000300        0
072 F000300      989
072 G000300        0
072 H000300        0
072 I000300      108
072 J000300        0
072 K000300        0
072 L000300       29
072 M000300        0
072 N000300       48
072 O000300        0
072 P000300        0
072 Q000300        0
072 R000300       24
072 S000300        0
072 T000300      911
072 U000300        1
072 V000300        0
072 W000300      128
072 X000300     2237
072 Y000300        0
072 Z000300     -306
072AA000300    10293
072BB000300     2982
072CC010300    14507
072CC020300        0
072DD010300        0
072DD020300        0
072EE000300        0
073 A010300   0.0000
073 A020300   0.0000
073 B000300   0.0000
073 C000300   0.0000
074 A000300     2198
074 B000300        0
074 C000300    59996
074 D000300        0
074 E000300        0
074 F000300   370273
074 G000300        0
074 H000300        0
074 I000300        0
074 J000300     2727
074 K000300        0
074 L000300     7922
074 M000300      162
074 N000300   443278
074 O000300     7416
074 P000300        0
074 Q000300        0
074 R010300        0
074 R020300        0
074 R030300        0
074 R040300       86
074 S000300        0
074 T000300   435776
074 U010300    12193
074 U020300    11117
074 V010300    16.56
074 V020300    16.44
074 W000300   0.0000

074 X000300    32213
074 Y000300        0
075 A000300        0
075 B000300   147336
076  000300     0.00
035  000600      0
036 B000600      0
SIGNATURE   JOSEPH VAN DAKE
TITLE       ASSISTANT TREASURER

Board of Directors
  Lord Abbett Research Fund, Inc. - Large-Cap Series and Small-Cap Series:

In planning and performing our audits of the financial statements of Lord Abbett Research Fund, Inc. - Large-Cap Series and Small-Cap Series (the "Fund") for the year ended November 30, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an adequate internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of November 30, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



January 5, 1998

Board of Directors
  Lord Abbett Research Fund, Inc. - Mid-Cap Series:

In planning and performing our audit of the financial statements of Lord Abbett Research Fund, Inc. - Mid-Cap Series (the "Fund") for the year ended November 30, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an adequate internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of November 30, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.


January 5, 1998